Credit Risk - Summary of Other Segments Exposures by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 84,648	£ 92,547
Observed impairment loss allowances	272	213
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,978	9,086
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,978	23,394
Observed impairment loss allowances	210	182
Corporate and commercial banking [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,030	21,402
Corporate and commercial banking [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,235	1,336
Corporate and commercial banking [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	351	380
Corporate and commercial banking [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	362	276
Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,469	11,908
Observed impairment loss allowances	164	160
Corporate and commercial banking [member] | SME and Mid Corporate [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,864	10,350
Corporate and commercial banking [member] | SME and Mid Corporate [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,056	972
Corporate and commercial banking [member] | SME and Mid Corporate [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	270	333
Corporate and commercial banking [member] | SME and Mid Corporate [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	279	253
Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,591	6,743
Observed impairment loss allowances	46	22
Corporate and commercial banking [member] | Commercial Real Estate [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,338	6,426
Corporate and commercial banking [member] | Commercial Real Estate [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	89	247
Corporate and commercial banking [member] | Commercial Real Estate [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	81	47
Corporate and commercial banking [member] | Commercial Real Estate [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	83	23
Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,918	4,743
Observed impairment loss allowances	0
Corporate and commercial banking [member] | Social Housing [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,828	4,626
Corporate and commercial banking [member] | Social Housing [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	90	117
Corporate and commercial banking [member] | Social Housing [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate and commercial banking [member] | Social Housing [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,580	19,109
Observed impairment loss allowances	50	18
Corporate and investment banking [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,758	18,349
Corporate and investment banking [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	252	548
Corporate and investment banking [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	555	186
Corporate and investment banking [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	15	26
Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,646	16,064
Observed impairment loss allowances	50	18
Corporate and investment banking [member] | Large Corporate [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,834	15,304
Corporate and investment banking [member] | Large Corporate [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	252	548
Corporate and investment banking [member] | Large Corporate [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	545	186
Corporate and investment banking [member] | Large Corporate [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	15	26
Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,934	3,045
Corporate and investment banking [member] | Financial Institutions [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,924	3,045
Corporate and investment banking [member] | Financial Institutions [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10
Corporate and investment banking [member] | Financial Institutions [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate and investment banking [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Observed impairment loss allowances	0
Corporate and investment banking [member] | Derivative Financial Instruments [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48,090	50,044
Observed impairment loss allowances	12	13
Corporate centre [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48,031	49,973
Corporate centre [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	30	48
Corporate centre [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11	7
Corporate centre [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18	16
Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,060	4,343
Observed impairment loss allowances	0
Corporate centre [member] | Social Housing [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,047	4,321
Corporate centre [member] | Social Housing [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13	22
Corporate centre [member] | Social Housing [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Social Housing [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39,614	38,804
Observed impairment loss allowances	0
Corporate centre [member] | Sovereign And Supranational [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39,614	38,804
Corporate centre [member] | Sovereign And Supranational [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Sovereign And Supranational [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Sovereign And Supranational [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	857	769
Observed impairment loss allowances	0
Corporate centre [member] | Financial Institutions [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	854	769
Corporate centre [member] | Financial Institutions [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Financial Institutions [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3
Corporate centre [member] | Financial Institutions [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,572	4,840
Observed impairment loss allowances	0
Corporate centre [member] | Structured Products [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,572	4,840
Corporate centre [member] | Structured Products [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Structured Products [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Structured Products [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	147
Observed impairment loss allowances	0
Corporate centre [member] | Derivative Financial Instruments [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	147
Corporate centre [member] | Derivative Financial Instruments [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Derivative Financial Instruments [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Derivative Financial Instruments [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	698	858
Observed impairment loss allowances	12	12
Corporate centre [member] | Legacy Portfolios in Run-Off [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	656	809
Corporate centre [member] | Legacy Portfolios in Run-Off [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17	26
Corporate centre [member] | Legacy Portfolios in Run-Off [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8	7
Corporate centre [member] | Legacy Portfolios in Run-Off [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17	16
Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	289	283
Observed impairment loss allowances	0	1
Corporate centre [member] | Crown dependency branch [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	288	£ 283
Corporate centre [member] | Crown dependency branch [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Crown dependency branch [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Corporate centre [member] | Crown dependency branch [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 1